CSMC 2021-NQM6 Trust ABS-15G

Exhibit 99.31

Account Number	Loan Number	Field ID	Original Field Value	Audit Value	Match
433621063	XXXX	Original_PI_Payment	$XXXX	$XXXX	FALSE
433621130	XXXX	Original_Collateral_Value	$XXXX	$XXXX	FALSE
433621178	XXXX	UW_FICO_Utilized	XXX	XXX	FALSE